SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- December 31, 1996

ASSETS:
   Investments in MFS/Sun Life Series Trust:     Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,666,783  $ 46,630,660  $ 59,723,935
    Government Securities Series ("GSS").....   2,089,102    26,209,896    26,880,850
    High Yield Series ("HYS")................   1,468,395    12,666,389    13,527,963
    Money Market Series ("MMS")..............  15,626,723    15,626,723    15,626,723
    Managed Sectors Series ("MSS")...........     446,110    10,124,036    11,710,226
    Total Return Series ("TRS")..............   2,119,044    33,103,413    41,194,053
    World Governments Series ("WGS").........     637,353     7,421,095     7,175,143
                                                           ------------  ------------
                                                           $151,782,212  $175,838,893
                                                           ------------
                                                           ------------
LIABILTY:
  Payable to sponsor...................................................        49,354
                                                                         ------------
        Net Assets.....................................................  $175,789,539
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................  1,149,253    $ 48.6833 $ 55,945,505   $161,493     $ 56,106,998
    GSS................................................  1,160,869      22.5040   26,120,603    106,515       26,227,118
    HYS................................................    489,793      25.9755   12,725,125     43,245       12,768,370
    MMS................................................    917,551      16.0115   14,685,977     --           14,685,977
    MSS................................................    314,243      33.5381   10,547,471     11,516       10,558,987
    TRS................................................  1,532,369      24.2332   37,168,687    528,580       37,697,267
    WGS................................................    358,117      18.5138    6,636,842     --            6,636,842
                                                                                ------------  -----------   ------------
                                                                                $163,830,210   $851,349     $164,681,559
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    231,231    $ 15.6920 $  3,628,190   $    160     $  3,628,350
    GSS................................................     58,052      11.2212      650,941     --              650,941
    HYS................................................     58,945      12.8082      755,007     --              755,007
    MMS................................................     83,267      11.0530      920,235        327          920,562
    MSS................................................     82,578      14.0980    1,161,735     --            1,161,735
    TRS................................................    255,284      13.5283    3,452,935        148        3,453,083
    WGS................................................     47,922      11.2477      538,302     --              538,302
                                                                                ------------  -----------   ------------
                                                                                $ 11,107,345   $    635     $ 11,107,980
                                                                                ------------  -----------   ------------
        Net Assets............................................................  $174,937,555   $851,984     $175,789,539
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1996

                                                        CAS          GSS         HYS          MMS
                                                    Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                    -----------  -----------  ----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.......................................  $ 4,738,438  $1,612,644   $1,120,332  $    720,534
  Mortality and expense risk charges..............      752,284     370,701     177,311        194,882
  Distribution expense charges....................        4,630         877         965            821
                                                    -----------  -----------  ----------  ------------
      Net investment income.......................  $ 3,981,524  $1,241,066   $ 942,056   $    524,831
                                                    -----------  -----------  ----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $16,230,201  $9,813,452   $6,256,541  $ 12,850,999
    Cost of investments sold......................   11,653,410   9,840,522   5,975,298     12,850,999
                                                    -----------  -----------  ----------  ------------
      Net realized gains (losses).................  $ 4,576,791  $  (27,070 ) $ 281,243   $    --
                                                    -----------  -----------  ----------  ------------
  Net unrealized appreciation (depreciation) on
   investments
    End of year...................................  $13,093,275  $  670,954   $ 861,574   $    --
    Beginning of year.............................   11,078,267   1,795,171     692,848        --
                                                    -----------  -----------  ----------  ------------
      Change in unrealized appreciation
       (depreciation).............................  $ 2,015,008  $(1,124,217) $ 168,726   $    --
                                                    -----------  -----------  ----------  ------------
    Realized and unrealized gains (losses)........  $ 6,591,799  $(1,151,287) $ 449,969   $    --
                                                    -----------  -----------  ----------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $10,573,323  $   89,779   $1,392,025  $    524,831
                                                    -----------  -----------  ----------  ------------
                                                    -----------  -----------  ----------  ------------

                                                       MSS          TRS          WGS
                                                    Sub-Account  Sub-Account  Sub-Account     Total
                                                    ----------   ----------   ----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.......................................  $1,389,216   $2,905,588   $1,047,797   $13,534,549
  Mortality and expense risk charges..............    135,188      497,130       95,011      2,222,507
  Distribution expense charges....................      1,321        4,426          809         13,849
                                                    ----------   ----------   ----------   -----------
      Net investment income.......................  $1,252,707   $2,404,032   $ 951,977    $11,298,193
                                                    ----------   ----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $2,187,159   $7,642,534   $2,039,768   $57,020,654
    Cost of investments sold......................  1,840,838    5,704,710    2,170,077     50,035,854
                                                    ----------   ----------   ----------   -----------
      Net realized gains (losses).................  $ 346,321    $1,937,824   $(130,309 )  $ 6,984,800
                                                    ----------   ----------   ----------   -----------
  Net unrealized appreciation (depreciation) on
   investments
    End of year...................................  $1,586,190   $8,090,640   $(245,952 )  $24,056,681
    Beginning of year.............................  1,558,915    7,601,596      336,154     23,062,951
                                                    ----------   ----------   ----------   -----------
      Change in unrealized appreciation
       (depreciation).............................  $  27,275    $ 489,044    $(582,106 )  $   993,730
                                                    ----------   ----------   ----------   -----------
    Realized and unrealized gains (losses)........  $ 373,596    $2,426,868   $(712,415 )  $ 7,978,530
                                                    ----------   ----------   ----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS............  $1,626,303   $4,830,900   $ 239,562    $19,276,723
                                                    ----------   ----------   ----------   -----------
                                                    ----------   ----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             CAS                               GSS
                                                                         Sub-Account                       Sub-Account
                                                                ------------------------------   -------------------------------
                                                                   Year Ended December 31,           Year Ended December 31,
                                                                ------------------------------   -------------------------------

                                                                     1996            1995             1996             1995
                                                                --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income.......................................   $ 3,981,524      $   552,397      $ 1,241,066     $  1,637,451
  Net realized gains (losses).................................     4,576,791        2,507,432          (27,070)         603,085
  Net unrealized gains (losses)...............................     2,015,008       10,932,150       (1,124,217)       2,707,574
                                                                --------------   -------------   --------------   --------------
      Increase in net assets from operations..................   $10,573,323      $13,991,979      $    89,779     $  4,948,110
                                                                --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received................................   $ 2,717,881      $ 2,487,233      $   894,639     $  1,033,624
    Net transfers between Sub-Accounts and Fixed Account......    (1,800,976)       2,243,560          493,206       (7,186,488)
    Withdrawals, surrenders, annuitizations and contract
     charges..................................................    (7,564,122)      (5,693,451)      (4,694,596)      (5,369,947)
                                                                --------------   -------------   --------------   --------------
      Net accumulation activity...............................   $(6,647,217)     $  (962,658)     $(3,306,751)    $(11,522,811)
                                                                --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations............................................   $     7,453      $    41,730      $    10,761     $     51,369
    Annuity payments and contract charges.....................       (21,172)         (16,842)         (43,569)         (41,652)
    Adjustments to annuity reserve............................           775            2,207            1,408            1,228
                                                                --------------   -------------   --------------   --------------
      Net annuitization activity..............................   $   (12,944)     $    27,095      $   (31,400)    $     10,945
                                                                --------------   -------------   --------------   --------------
  Decrease in net assets from contract owner transactions.....   $(6,660,161)     $  (935,563)     $(3,338,151)    $(11,511,866)
                                                                --------------   -------------   --------------   --------------
    Increase (decrease) in net assets.........................   $ 3,913,162      $13,056,416      $(3,248,372)    $ (6,563,756)
NET ASSETS:
  Beginning of year...........................................    55,822,186       42,765,770       30,126,431       36,690,187
                                                                --------------   -------------   --------------   --------------
  End of year.................................................   $59,735,348      $55,822,186      $26,878,059     $ 30,126,431
                                                                --------------   -------------   --------------   --------------
                                                                --------------   -------------   --------------   --------------
                                                                             HYS                               MMS
                                                                         Sub-Account                       Sub-Account
                                                                ------------------------------   -------------------------------
                                                                   Year Ended December 31,           Year Ended December 31,
                                                                ------------------------------   -------------------------------
                                                                     1996            1995             1996             1995
                                                                --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income.......................................   $   942,056      $   785,539      $   524,831     $    711,100
  Net realized gains..........................................       281,243          183,759         --               --
  Net unrealized gains........................................       168,726        1,082,523         --               --
                                                                --------------   -------------   --------------   --------------
      Increase in net assets from operations..................   $ 1,392,025      $ 2,051,821      $   524,831     $    711,100
                                                                --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received................................   $   373,887      $   263,434      $   506,719     $    424,234
    Net transfers between Sub-Accounts and Fixed Account......      (133,634)        (431,236)       1,225,167        5,180,410
    Withdrawals, surrenders, annuitizations and contract
     charges..................................................    (2,039,017)      (2,037,347)      (3,891,615)      (5,371,738)
                                                                --------------   -------------   --------------   --------------
      Net accumulation activity...............................   $(1,798,764)     $(2,205,149)     $(2,159,729)    $    232,906
                                                                --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations                                               $   --           $   --           $  --           $   --
    Annuity payments and contract charges.....................        (6,135)          (5,761)          (4,273)          (7,368)
    Adjustments to annuity reserve............................          (255)            (530)         (11,568)         (11,104)
                                                                --------------   -------------   --------------   --------------
      Net annuitization activity..............................   $    (6,390)     $    (6,291)     $   (15,841)    $    (18,472)
                                                                --------------   -------------   --------------   --------------
  Increase (decrease) in net assets from contract owner
   transactions...............................................   $(1,805,154)     $(2,211,440)     $(2,175,570)    $    214,434
                                                                --------------   -------------   --------------   --------------
    Increase (decrease) in net assets.........................   $  (413,129)     $  (159,619)     $(1,650,739)    $    925,534
NET ASSETS:
  Beginning of year...........................................    13,936,506       14,096,125       17,257,278       16,331,744
                                                                --------------   -------------   --------------   --------------
  End of year.................................................   $13,523,377      $13,936,506      $15,606,539     $ 17,257,278
                                                                --------------   -------------   --------------   --------------
                                                                --------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      MSS                              TRS
                                                                  Sub-Account                      Sub-Account
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------

                                                              1996             1995            1996            1995
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $ 1,252,707     $   209,209     $  2,404,032    $    975,755
  Net realized gains...................................        346,321         724,204        1,937,824       2,476,482
  Net unrealized gains.................................         27,275       1,724,469          489,044       5,260,617
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $ 1,626,303     $ 2,657,882     $  4,830,900    $  8,712,854
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   728,572     $   676,945     $  1,903,724    $  1,453,111
    Net transfers between Sub-Accounts and Fixed
     Account...........................................        455,068       1,442,412          (23,251)     (2,492,700)
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (1,326,391)     (2,086,791)      (5,723,230)     (5,149,792)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $  (142,751)    $    32,566     $ (3,842,757)   $ (6,189,381)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $     19,728    $    --
    Annuity payments and contract charges..............           (135)           (121)         (68,505)        (59,803)
    Adjustments to annuity reserve.....................         11,582            (148)         (13,885)        (11,643)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $    11,447     $      (269)    $    (62,662)   $    (71,446)
                                                         ---------------   ------------   --------------   ------------
  Increase (decrease) in net assets from contract owner
   transactions........................................    $  (131,304)    $    32,297     $ (3,905,419)   $ (6,260,827)
                                                         ---------------   ------------   --------------   ------------
    Increase in net assets.............................    $ 1,494,999     $ 2,690,179     $    925,481    $  2,452,027
NET ASSETS:
  Beginning of year....................................     10,225,723       7,535,544       40,224,869      37,772,842
                                                         ---------------   ------------   --------------   ------------
  End of period........................................    $11,720,722     $10,225,723     $ 41,150,350    $ 40,224,869
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------
                                                                      WGS
                                                                  Sub-Account                         Total
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------
                                                              1996             1995            1996            1995
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $   951,977     $   403,047     $ 11,298,193    $  5,274,498
  Net realized gains (losses)..........................       (130,309)        110,004        6,984,800       6,604,966
  Net unrealized gains (losses)........................       (582,106)        702,901          993,730      22,410,234
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $   239,562     $ 1,215,952     $ 19,276,723    $ 34,289,698
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   408,414     $   273,558     $  7,533,836    $  6,612,139
    Net transfers between Sub-Accounts and Fixed
     Account...........................................       (463,423)       (595,533)        (247,843)     (1,839,575)
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (1,295,854)     (1,346,149)     (26,534,825)    (27,055,215)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $(1,350,863)    $(1,668,124)    $(19,248,832)   $(22,282,651)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $     37,942    $     93,099
    Annuity payments and contract charges..............       --               --              (143,789)       (131,547)
    Adjustments to annuity reserve.....................       --               --               (11,943)        (19,990)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $  --           $   --          $   (117,790)   $    (58,438)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
   transactions........................................    $(1,350,863)    $(1,668,124)    $(19,366,622)   $(22,341,089)
                                                         ---------------   ------------   --------------   ------------
    Increase (decrease) in net assets..................    $(1,111,301)    $  (452,172)    $    (89,899)   $ 11,948,609
NET ASSETS:
  Beginning of year....................................      8,286,445       8,738,617      175,879,438     163,930,829
                                                         ---------------   ------------   --------------   ------------
  End of year..........................................    $ 7,175,144     $ 8,286,445     $175,789,539    $175,879,438
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                              CAS                       GSS                     HYS
                                                          Sub-Account               Sub-Account             Sub-Account
                                                    -----------------------   -----------------------   -------------------
                                                          Year Ended                Year Ended              Year Ended
                                                         December 31,              December 31,            December 31,
                                                    -----------------------   -----------------------   -------------------

COMPASS 2 CONTRACTS                                    1996         1995         1996         1995        1996       1995
--------------------------------------------------  ----------   ----------   ----------   ----------   --------   --------
Units Outstanding Beginning of Year                  1,311,905    1,352,145    1,317,288    1,877,778    570,116    673,380
    Units purchased                                     34,513       53,525       29,010       40,875      5,193      8,072
    Units transferred between Sub-Accounts and
     Fixed Account                                     (32,094)      61,551       25,659     (341,163)    (6,162)   (19,382)
    Units withdrawn, surrendered, and annuitized      (165,071)    (155,316)    (211,088)    (260,202)   (79,354)   (91,954)
                                                    ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End of Year                        1,149,253    1,311,905    1,160,869    1,317,288    489,793    570,116
                                                    ----------   ----------   ----------   ----------   --------   --------
                                                    ----------   ----------   ----------   ----------   --------   --------

                                                              MMS
                                                          Sub-Account
                                                    -----------------------
                                                          Year Ended
                                                         December 31,
                                                    -----------------------
COMPASS 2 CONTRACTS                                    1996         1995
--------------------------------------------------  ----------   ----------
Units Outstanding Beginning of Year                  1,084,910    1,074,216
    Units purchased                                     20,814       22,486
    Units transferred between Sub-Accounts and
     Fixed Account                                      58,322      338,828
    Units withdrawn, surrendered, and annuitized      (246,495)    (350,620)
                                                    ----------   ----------
Units Outstanding End of Year                          917,551    1,084,910
                                                    ----------   ----------
                                                    ----------   ----------

                                                            MSS                     TRS                   WGS
                                                        Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  ----------------------  ------------------
                                                         Year Ended              Year Ended            Year Ended
                                                        December 31,            December 31,          December 31,
                                                   ----------------------  ----------------------  ------------------

                                                      1996        1995        1996        1995       1996      1995
                                                   ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of Year                   331,221     328,532   1,740,564   2,083,366   433,736   530,682
    Units purchased                                    11,544      14,042      40,026      52,963    10,747    11,682
    Units transferred between Sub-Accounts and
     Fixed Account                                     12,613      63,983      (6,258)   (132,595)  (20,115)  (31,859)
    Units withdrawn, surrendered, and annuitized      (41,135)    (75,336)   (241,963)   (263,170)  (66,251)  (76,769)
                                                   ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year                         314,243     331,221   1,532,369   1,740,564   358,117   433,736
                                                   ----------  ----------  ----------  ----------  --------  --------
                                                   ----------  ----------  ----------  ----------  --------  --------

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                              CAS                       GSS                     HYS
                                                          Sub-Account               Sub-Account             Sub-Account
                                                    -----------------------   -----------------------   -------------------
                                                          Year Ended                Year Ended              Year Ended
                                                         December 31,              December 31,            December 31,
                                                    -----------------------   -----------------------   -------------------

COMPASS 3 CONTRACTS                                    1996         1995         1996         1995        1996       1995
--------------------------------------------------  ----------   ----------   ----------   ----------   --------   --------
Units Outstanding Beginning of Year                    184,876      135,042       39,286       32,725     43,963     37,197
    Units purchased                                     82,988       51,695       23,535       17,789     20,780      7,798
    Units transferred between Sub-Accounts and
     Fixed Account                                     (23,851)       6,001       (1,004)      (9,242)     1,055      1,400
    Units withdrawn, surrendered, and annuitized       (12,782)      (7,862)      (3,765)      (1,986)    (6,853)    (2,432)
                                                    ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End of Year                          231,231      184,876       58,052       39,286     58,945     43,963
                                                    ----------   ----------   ----------   ----------   --------   --------
                                                    ----------   ----------   ----------   ----------   --------   --------

                                                              MMS
                                                          Sub-Account
                                                    -----------------------
                                                          Year Ended
                                                         December 31,
                                                    -----------------------
COMPASS 3 CONTRACTS                                    1996         1995
--------------------------------------------------  ----------   ----------
Units Outstanding Beginning of Year                     44,348       33,901
    Units purchased                                     16,424        7,957
    Units transferred between Sub-Accounts and
     Fixed Account                                      25,043        4,581
    Units withdrawn, surrendered, and annuitized        (2,548)      (2,091)
                                                    ----------   ----------
Units Outstanding End of Year                           83,267       44,348
                                                    ----------   ----------
                                                    ----------   ----------

                                                            MSS                     TRS                   WGS
                                                        Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  ----------------------  ------------------
                                                         Year Ended              Year Ended            Year Ended
                                                        December 31,            December 31,          December 31,
                                                   ----------------------  ----------------------  ------------------

                                                      1996        1995        1996        1995       1996      1995
                                                   ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of Year                    53,846      28,752     185,716     154,543    46,895    43,259
    Units purchased                                    29,174      27,333      80,349      39,993    20,202     6,637
    Units transferred between Sub-Accounts and
     Fixed Account                                      4,546        (147)     10,544      (2,984)   (9,737)      191
    Units withdrawn, surrendered, and annuitized       (4,988)     (2,092)    (21,325)     (5,836)   (9,438)   (3,192)
                                                   ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year                          82,578      53,846     255,284     185,716    47,922    46,895
                                                   ----------  ----------  ----------  ----------  --------  --------
                                                   ----------  ----------  ----------  ----------  --------  --------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account B and the Board of Directors  of Sun Life Insurance  and Annuity Company of  New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account B (the "Variable Account") as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street
New York, NY 10004

DIRECTORS AND OFFICERS

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Senior Vice President
  and Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President
  and Regional Manager

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                     CONY-3-2/97

                            SUN LIFE (N.Y.) VARIABLE
                                   ACCOUNT B

                                                            [COMPASS 2 & 3 LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS
                                     -------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1996

                                     [LOGO]

                                                                       ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK